Investment in Associate (Details)	1 Months Ended		4 Months Ended	12 Months Ended
	May 31, 2021 USD ($) shares	May 31, 2021 USD ($) $ / shares shares	Aug. 31, 2021	Dec. 31, 2021 USD ($)	Jul. 31, 2020 shares	May 27, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Transaction costs						$ 1,102,000
Total consideration transferred in relation to asset acquisition						$ 23,947,000
Number of common shares per unit issued | shares					0.1
Investment In Associate Accounted For Using Equity Method [Roll Forward]
Opening balance				$ 0
Acquisition				24,166,000
Dividends declared				(1,359,000)
Share of income and comprehensive income				373,000
Acquisition of control				(23,180,000)
Closing balance				$ 0
Caserones Copper Royalty
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	30.00%	30.00%	67.50%
Ownership interest acquired			37.50%
Transaction costs	$ 176,000	$ 176,000
Total consideration transferred in relation to asset acquisition	24,166,000	24,166,000
Caserones Copper Royalty | Private Vendor
Disclosure of detailed information about business combination [line items]
Cash	23,000,000	23,000,000
Purchase price payable to the private vendor	$ 666,000	$ 666,000
Caserones Copper Royalty | Private Vendor | Warrants | Weighted average | Risk Free Interest Rate, Measurement Input | Option pricing model
Disclosure of detailed information about business combination [line items]
Significant unobservable input, entity's own equity instruments	0.0035	0.0035
Caserones Copper Royalty | Private Vendor | Warrants | Weighted average | Average Projected Volatility, Measurement Input | Option pricing model
Disclosure of detailed information about business combination [line items]
Significant unobservable input, entity's own equity instruments	0.45	0.45
Caserones Copper Royalty | Private Vendor | Warrants | Weighted average | Dividend Yield, Measurement Input | Option pricing model
Disclosure of detailed information about business combination [line items]
Significant unobservable input, entity's own equity instruments	0.0196	0.0196
Caserones Copper Royalty | Private Vendor | Warrants
Disclosure of detailed information about business combination [line items]
Common shares issued as consideration	$ 324,000	$ 324,000
Number of shares issued as consideration | shares	2,000,000	2,000,000
Number of common shares per unit issued | shares	200,000	200,000
Price per share (in CAD per share) | $ / shares		$ 10.85
Weighted average remaining contractual life of outstanding warrants	3 years	3 years
Weighted average share price	$ 0.162